Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,770,000
Previously Paid Amount	0.00
Total Fee Amount	588.99
Total Offset Amount	0.00
Net Fee	588.99
Narrative - Max Aggregate Offering Price	$ 6,770,000
Final Prospectus	true